STOCKHOLDERS' DEFICIT (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		1 Months Ended	72 Months Ended		9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Jan. 31, 2011 Lucky Brand	Dec. 31, 2010 Lucky Brand	Jun. 08, 1999 Lucky Brand	Sep. 29, 2012 Capital in Excess of Par Value	Oct. 01, 2011 Capital in Excess of Par Value	Sep. 29, 2012 Retained Earnings	Oct. 01, 2011 Retained Earnings	Sep. 29, 2012 Common Stock in Treasury, at Cost	Oct. 01, 2011 Common Stock in Treasury, at Cost	Oct. 01, 2011 Noncontrolling Interest
Activity in the Capital in excess of par value, Retained earnings and Common stock in treasury, at cost
Balance as of the beginning of the period			$ (108,986)					$ 302,330	$ 331,808	$ 1,246,063	$ 1,417,785	$ (1,827,892)	$ (1,883,898)
Net loss	(18,801)	(214,634)	(131,539)	(400,875)						(131,539)	(400,875)
Exercise of stock options								(10,642)	(26)	(2,197)		18,888	51
Restricted shares issued, net of cancellations and shares withheld for taxes								(3,951)	180	(142)		2,772	(34)
Share-based compensation								7,157	4,427
Dividend equivalent units vested									(392)	(2)	(14)	2	329
Exchange of Convertible Senior Notes, net								(147,757)		(17,762)		201,891
Balance as of the end of the period	(192,198)	(419,985)	(192,198)	(419,985)				147,137	338,486	1,094,421	1,016,896	(1,604,339)	(1,883,552)
Activity in the Noncontrolling interest accounts
Balance as of the beginning of the period														2,489
Tendered subsidiary shares for noncontrolling interest									$ 2,489					$ (2,489)
Acquired percentage of the equity							85.00%
Remaining acquired percentage of the equity					2.30%	12.70%